Short-Term Investment (Details)	3 Months Ended
Apr. 30, 2023 USD ($) shares
Short-Term Investment (Details) [Line Items]
Common shares	34,630
Shares rate	0.11%
Total fair value | $	$ 135,001
Medigus Ltd [Member]
Short-Term Investment (Details) [Line Items]
Common shares	27,778